Expense Example, No Redemption - A C I Shares - JPMorgan Access Growth Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	552	789	1,045	1,776	157	510	887	1,813	81	276	488	1,098